Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (15,379,658)	$ (22,073,933)	$ (12,900,608)
Less: net loss from discontinued operations		1,596,390	7,612,601
Net loss from continuing operations	(15,379,658)	(20,477,543)	(5,288,007)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss from disposal of property and equipment		4,466	88,312
Deferred tax provision (benefit)	(17,562)	366,365
Depreciation and amortization	621,805	875,695	869,725
Change in fair value in convertible debt	467,383	1,908,830
Convertible debt issuance cost	415,500
Accrued interest for convertible debt	194,117	132,516
Impairment of long-lived assets		4,344,133	2,267,485
Stock-based compensation	4,031,475	1,906,762	772,125
Change in bad debt allowances	1,690,004	2,250,334	909,931
Change in inventory reserve	20,835	(119,995)	123,280
Impairment of good will	1,018,870
(Gain) loss from disposal of subsidiary		6,293,149	(2,231,270)
Gain from dissolution of a subsidiary	(508,345)
Shares of losses in equity method investments	46,209	142,673
Amortization of operating lease right-of-use assets	271,185	121,778	159,181
Changes in operating assets:
Accounts receivable	(2,745,026)	614,765	3,591,628
Accounts receivable - related party	2,824	109,761	284,487
Advances to suppliers	255,613	905,758	2,621,196
Advances to suppliers - related party	(241,714)	282,773	(3,810,445)
Inventories	108,188	167,336	(58,308)
Prepayments and other current assets	(134,711)	(128,130)	(742,853)
Changes in operating liabilities:
Advances from customers	662,391	(1,436,799)	423,517
Advances from customers - related party		(2,201)	2,056
Deferred revenue	(254,828)	(31,000)	25,051
Deferred grants	19,024	(230,197)	463,360
Accounts payable	680,770	1,163,509	(477,341)
Accounts payable - related party	(9,659)	(144,969)	(1,352,618)
Accrued and other liabilities	(240,979)	997,686	1,088,452
Taxes payable	(641,431)	76,419	698,905
Operating lease liability	(294,115)	(131,769)	(186,891)
Net cash (used in) provided by operating activities from continuing operations	(9,961,835)	(37,895)	240,958
Net cash provided by (used in) operating activities from discontinued operations		(2,726,347)	6,990
Net cash provided by (used in) operating activities	(9,961,835)	(2,764,242)	247,948
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries	5,696,215	2,649,463	3,843,734
Addition of property and equipment	(149,547)	(17,686)	(64,758)
Addition of intangible assets	(1,303,965)
Investment in equity method investment			(2,649,840)
Prepayment on CIP		(2,552,958)
Net cash from acquisition of REIT Mingde		21,339
Net cash provided by investing activities from continuing operations	4,242,703	100,158	1,129,136
Net cash used in investing activities from discontinued operations		(1,843,757)	(184,735)
Net cash provided by (used in) investing activities	4,242,703	(1,743,599)	944,401
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	668,700	2,325,000	11,012,040
Repayment of short-term bank loans	(1,545,450)	(5,774,926)	(13,097,915)
Repayment of long-term bank loans		(1,394,854)	(144,937)
Proceeds received from share issuance	3,582,000
Proceeds from third-party loans	1,768,340	799,674	724,000
Repayment of third-party loans	(955,498)
Shareholder contribution	815,814
Proceeds from issuance of convertible debt	3,000,000	3,666,171
Payments to non-controlling shareholders	(1,931,800)
Proceeds from related party loans	667,487	483,510	669,089
Repayment of related party loans	(1,313,778)	(788,937)	(707,924)
Net cash provided by (used in) financing activities from continuing operations	4,755,815	(684,362)	(1,545,647)
Net cash provided by financing activities from discontinued operations		4,732,509	367,808
Net cash provided by (used in) financing activities	4,755,815	4,048,147	(1,177,839)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	619,717	(203,651)	120,615
NET INCREASE (DECREASE) IN CASH	(343,600)	(663,345)	135,125
CASH, BEGINNING OF YEAR	457,495	1,120,840	985,715
CASH, END OF YEAR	113,895	457,495	1,120,840
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	321,686	990,580	1,505,452
Income tax paid		3,268
Non-Cash Investing Activities
Right-of-use assets obtained in exchange for operating lease obligations	493,731	132,336	402,778
Right-of-use assets offset with operating lease obligations due to lease cancellation	50,545	64,230	410,614
Purchase of 30% noncontrolling interest in Xinyi REIT through payable to non-controlling shareholders	743,000
Addition to account receivable from disposal of REIT Changjiang		4,666,938
Common shares issued for conversion of debt	1,799,314	3,930,000
Withdrawal of capital by original minority shareholder in Xinyi REIT	2,843,432
Share to be issued for acquisition of REIT Mingde		1,573,800
Less: cash and cash equivalents, restricted cash of discontinued operations at end of period			62,702
Cash and cash equivalents, restricted cash of continued operation, at end of period	$ 113,895	$ 457,495	$ 1,058,138